CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS
(In US dollars)

	June 30,
	2013	2014
ASSETS
Current assets:
Amounts due from subsidiaries	$115,549,945	$147,975,367
Prepaid expenses	67,400	56,000
Total current assets	115,617,345	148,031,367

Investments in subsidiaries	298,462,924	373,681,658
Total assets	$414,080,269	$521,713,025

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$36,000	$11,000
Accrued liabilities	315,981	896
Amounts due to subsidiaries	-	33,226,582
Total current liabilities	351,981	33,238,478

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, and 57,554,824 shares issued and outstanding	57,555	57,555
Additional paid-in capital	170,779,250	173,765,442
Retained earnings	206,019,816	275,639,399
Accumulated other comprehensive income	36,871,667	39,012,151
Total equity	413,728,288	488,474,547

Total liabilities and equity	$414,080,269	$521,713,025

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(In US dollars)

	Year ended June 30,
	2012	2013	2014

General and administrative expenses	$2,805,380	2,824,293	3,721,299
Loss from operations	(2,805,380)	(2,824,293)	(3,721,299)

Other income, net	-	217,471	-
Foreign exchange gain	-	1,620,422	262,633
Equity in profit of subsidiaries	$59,027,227	$52,980,802	$73,078,249
Income before income taxes	56,221,847	51,994,402	69,619,583
Income tax expenses	-	-	-
Net income	56,221,847	51,994,402	69,619,583

Other comprehensive income, net of tax of nil
Translation adjustments	5,888,744	4,157,111	2,140,484
Comprehensive income	$62,110,591	$56,151,513	$71,760,067